Shareholders’ Equity (Tables)	6 Months Ended
Mar. 31, 2025
Shareholders’ Equity [Abstract]
Schedule of Amounts Restricted are the Paid-In-Capital and Statutory Reserve	As of March 31, 2025 and September 30, 2024, amounts restricted are the paid-in-capital and statutory reserve of Huadi PRC Subsidiaries as follows:
	March 31, 2025	September 30, 2024
Statutory reserves	$964,381	$919,978
Paid-in-capital	25,285,336	24,815,336
Total restricted net assets	$26,249,717	$25,735,314